Costs Incurred for Property Acquisition, Exploration and Development (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Property acquisition costs, proved	$ 93,894		$ 366,103
Property acquisition costs, unproved	19,975		5,293
Exploration and extension well costs	13,313		42,642
Development	356,270	[1]	198,423	[1]
Subtotal	483,452		612,461
MRD [Member]
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Property acquisition costs, proved	56,108		87,857
Property acquisition costs, unproved	19,975		5,293
Exploration and extension well costs	13,313		212
Development	210,440		135,951
Subtotal	299,836		229,313
MEMP [Member]
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Property acquisition costs, proved	37,786		278,246
Exploration and extension well costs			42,430
Development	145,830	[1]	62,472	[1]
Subtotal	$ 183,616		$ 383,148

[1]	Amounts do not include costs for SPBPC and related support equipment.